GLOBAL X FUNDS
(the "Trust")

Global X MSCI Colombia ETF (GXG)	Global X Lithium & Battery Tech ETF (LIT)
Global X FTSE Nordic Region ETF (GXF)	Global X SuperDividend® ETF (SDIV)
Global X MSCI China Consumer Discretionary ETF (CHIQ)	Global X Social Media ETF (SOCL)
Global X MSCI China Industrials ETF (CHII)	Global X Guru® Index ETF (GURU)
Global X MSCI China Communication Services ETF (CHIC)	Global X SuperIncome™ Preferred ETF (SPFF)
Global X MSCI China Financials ETF (CHIX)	Global X SuperDividend® U.S. ETF (DIV)
Global X MSCI China Energy ETF (CHIE)	Global X S&P 500® Covered Call ETF (XYLD)
Global X MSCI China Materials ETF (CHIM)	Global X NASDAQ 100® Covered Call ETF (QYLD)
Global X MSCI Norway ETF (NORW)	Global X MSCI SuperDividend® Emerging Markets ETF (SDEM)
Global X FTSE Southeast Asia ETF (ASEA)	Global X SuperDividend® REIT ETF (SRET)
Global X MSCI Argentina ETF (ARGT)	Global X Renewable Energy Producers ETF (RNRG)
Global X MSCI Greece ETF (GREK)	Global X S&P 500® Catholic Values ETF (CATH)
Global X MSCI Nigeria ETF (NGE)	Global X MSCI SuperDividend® EAFE ETF (EFAS)
Global X MSCI Next Emerging & Frontier ETF (EMFM)	Global X E-commerce ETF (EBIZ)
Global X MSCI Portugal ETF (PGAL)	Global X Russell 2000 Covered Call ETF (RYLD)
Global X DAX Germany ETF (DAX)	Global X S&P Catholic Values Developed ex-U.S. ETF (CEFA)
Global X MSCI Pakistan ETF (PAK)	Global X Nasdaq 100® Covered Call & Growth ETF (QYLG)
Global X MSCI China Consumer Staples ETF (CHIS)	Global X S&P 500® Covered Call & Growth ETF (XYLG)
Global X MSCI China Health Care ETF (CHIH)	Global X Emerging Markets Internet & E-commerce ETF (EWEB)
Global X MSCI China Information Technology ETF (CHIK)	Global X S&P Catholic Values U.S. Aggregate Bond ETF (CAGG)*
Global X MSCI China Large-Cap 50 ETF (CHIL)	Global X Kuwait ETF [ ]*
Global X MSCI China Real Estate ETF (CHIR)	Global X Luxembourg ETF [ ]*
Global X MSCI China Utilities ETF (CHIU)	Global X China Mid Cap ETF (CHIA)*
Global X Copper Miners ETF (COPX)	Global X Advanced Materials ETF [ ]*
Global X Silver Miners ETF (SIL)
Global X Gold Explorers ETF (GOEX)
Global X Uranium ETF (URA)
*Not open for investment

SUPPLEMENT DATED MARCH 1, 2021
TO THE STATEMENT OF ADDITIONAL INFORMATION FOR THE ABOVE SERIES OF THE TRUST (THE "FUNDS") DATED MARCH 1, 2021, AS SUPPLEMENTED FROM TIME TO TIME

Until April 1, 2021, the following table is in effect for the Funds and supersedes the table included in the section titled “GENERAL DESCRIPTION OF THE TRUST AND FUNDS” in the Funds' Statement of Additional Information:

Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a Cash Component. The number of Shares per Creation Unit of each Fund are as follows:

Fund	Number of Shares per Creation Unit
Global X MSCI Colombia ETF	50,000
Global X FTSE Nordic Region ETF	50,000
Global X MSCI China Consumer Discretionary ETF	50,000
Global X MSCI China Industrials ETF	50,000
Global X MSCI China Communication Services ETF	50,000
Global X MSCI China Financials ETF	50,000

Fund	Number of Shares per Creation Unit
Global X MSCI China Energy ETF	50,000
Global X MSCI China Materials ETF	50,000
Global X MSCI Norway ETF	50,000
Global X FTSE Southeast Asia ETF	50,000
Global X MSCI Argentina ETF	50,000
Global X MSCI Greece ETF	50,000
Global X MSCI Nigeria ETF	50,000
Global X MSCI Next Emerging & Frontier ETF	50,000
Global X MSCI Portugal ETF	50,000
Global X DAX Germany ETF	50,000
Global X MSCI Pakistan ETF	50,000
Global X MSCI China Consumer Staples ETF	50,000
Global X MSCI China Health Care ETF	50,000
Global X MSCI China Information Technology ETF	50,000
Global X MSCI China Large-Cap 50 ETF	50,000
Global X MSCI China Real Estate ETF	50,000
Global X MSCI China Utilities ETF	50,000
Global X Copper Miners ETF	50,000
Global X Silver Miners ETF	50,000
Global X Gold Explorers ETF	50,000
Global X Uranium ETF	50,000
Global X Lithium & Battery Tech ETF	50,000
Global X SuperDividend® ETF	50,000
Global X Social Media ETF	50,000
Global X Guru® Index ETF	50,000
Global X SuperIncome™ Preferred ETF	50,000
Global X SuperDividend® U.S. ETF	50,000
Global X S&P 500® Covered Call ETF	50,000
Global X NASDAQ 100® Covered Call ETF	50,000
Global X MSCI SuperDividend® Emerging Markets ETF	50,000
Global X SuperDividend® REIT ETF	50,000
Global X Renewable Energy Producers ETF	50,000
Global X S&P 500® Catholic Values ETF	50,000
Global X MSCI SuperDividend® EAFE ETF	50,000
Global X E-commerce ETF	50,000
Global X Russell 2000 Covered Call ETF	50,000
Global X S&P Catholic Values Developed ex-U.S. ETF	50,000
Global X Nasdaq 100® Covered Call & Growth ETF	50,000
Global X S&P 500® Covered Call & Growth ETF	50,000

Fund	Number of Shares per Creation Unit
Global X Emerging Markets Internet & E-commerce ETF	50,000
Global X S&P Catholic Values U.S. Aggregate Bond ETF	50,000
Global X Kuwait ETF	50,000
Global X Luxembourg ETF	50,000
Global X China Mid Cap ETF	50,000
Global X Advanced Materials ETF	50,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE